UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22096

EVERGREEN DIVERSIFIED INCOME OPPORTUNITIES FUND
_______________________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116-5034
_______________________________________________________________________
(Address of principal executive offices)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
_______________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:    (617) 210-3200

Date of fiscal year end:  8/31

Date of reporting period:  7/1/2007 - 6/30/2008

The Registrant held no securities during the period covered by this report in which there was a securityholder vote, and accordingly, has no proxy votes to report.

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========== END NPX REPORT
                                   SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                               EVERGREEN DIVERSIFIED INCOME OPPORTUNITIES FUND
                               By:   /s/ Dennis H. Ferro
                                ---------------------------------------
                                    Dennis H. Ferro
                                    President
				    		(Chief Executive Officer)
Date:  August 29, 2008
     --------------------------